Schedule of exposure to exchange risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total exposure	R$ 3,321,489	R$ 3,563,170
Total foreign currency-denominated borrowings	3,296,153	3,547,862
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings and financing	912,624	870,338
Interest and charges from borrowings and financing	4,121	5,540
Borrowing cost	(22,486)	(12,342)
Japan, Yen
IfrsStatementLineItems [Line Items]
Borrowings and financing	2,390,774	2,671,255
Interest and charges from borrowings and financing	13,970	16,037
Borrowing cost	(2,850)	(2,966)
Foreign currency | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings and financing	163,538	167,479
Foreign currency | Japan, Yen
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 49,324,813	R$ 52,969,560